Summary of Accounting Policies - Finite-Lived Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 53	$ 47
Accumulated Amortization	(31)	(28)
Customer Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	8	8
Accumulated Amortization	(5)	(5)
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	1	1
Accumulated Amortization	(1)	(1)
Technology Rights
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	29	29
Accumulated Amortization	(23)	(21)
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	15	9
Accumulated Amortization	$ (2)	$ (1)